Equity (Tables)	9 Months Ended
Jul. 31, 2025
Equity [Abstract]
Summary of Classes of Share Capital
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding,

and treasury instruments held as at and

for the
three and nine months ended July 31, 2025 and

July 31, 2024.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(thousands of shares or other equity instruments
and millions of Canadian dollars) For the three months ended For the nine months ended

July 31, 2025 July 31, 2024 July 31, 2025 July 31, 2024
Number Number Number Number
of shares Amount of shares Amount of shares Amount of shares Amount
Common Shares
Balance as at beginning of period 1,722,791 $ 25,136 1,759,584 $ 25,257 1,750,272 $ 25,373 1,791,422 $ 25,434
Proceeds from shares issued on exercise
of stock options 852 62 389 26 1,797 131 1,377 92
Shares issued as a result of dividend
reinvestment plan – – 1,609 129 1,575 130 4,907 398
Purchase of shares for cancellation and other (15,530) (227) (13,275) (190) (45,531) (663) (49,399) (702)
Balance as at end of period – common shares 1,708,113 $ 24,971 1,748,307 $ 25,222 1,708,113 $ 24,971 1,748,307 $ 25,222
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period 71,650 $ 3,400 129,650 $ 4,850 91,650 $ 3,900 143,650 $ 5,200
Redemption of shares 1,2 (14,000) (350) (38,000) (950) (34,000) (850) (52,000) (1,300)
Balance as at end of period 57,650 $ 3,050 91,650 $ 3,900 57,650 $ 3,050 91,650 $ 3,900
Other Equity Instruments
3
Balance as at beginning of period 6,501 $ 7,738 5,000 $ 5,653 5,751 $ 6,988 5,000 $ 5,653
Issue of limited recourse capital notes 4 – – 750 1,023 750 750 750 1,023
Issue of perpetual subordinated capital notes 5 – – 1 312 – – 1 312
Balance as at end of period 6,501 7,738 5,751 6,988 6,501 7,738 5,751 6,988
Balance as at end of period – preferred

shares
and other equity instruments 64,151 $ 10,788 97,401 $ 10,888 64,151 $ 10,788 97,401 $ 10,888
Treasury – common shares 6
Balance as at beginning of period 313 $ (26) 281 $ (24) 213 $ (17) 748 $ (64)
Purchase of shares

33,496 (3,222) 35,739 (2,745) 112,437 (9,606) 99,918 (7,995)
Sale of shares (32,900) 3,156 (35,612) 2,734 (111,741) 9,531 (100,258) 8,024
Balance as at end of period – treasury
– common shares 909 $ (92) 408 $ (35) 909 $ (92) 408 $ (35)
Treasury – preferred shares and
other equity instruments 6
Balance as at beginning of period 141 $ (28) 138 $ (8) 163 $ (18) 142 $ (65)
Purchase of shares and other equity instruments

705 (73) 2,716 (147) 4,147 (1,460) 5,955 (398)
Sale of shares and other equity instruments (779) 99 (2,307) 138 (4,243) 1,476 (5,550) 446
Balance as at end of period – treasury
– preferred shares and other equity

instruments
67 $ (2) 547 $ (17) 67 $ (2) 547 $ (17)
On January 31, 2025, the Bank redeemed all of its 20

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 5 (“Series 5 Preferred
Shares”), at a redemption price of $ 25.00

per Series 5 Preferred Share, for a total redemption cost of approximately $
500

million.
2

On July 31, 2025, the Bank redeemed all of its
14

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 7 (“Series 7 Preferred Shares”), at
a redemption price of $ 25.00

per Series 7 Preferred Share, for a total redemption cost of approximately $
350

million.
3

For Other Equity Instruments, the number of shares represents the number of notes issued.
4

On December 18, 2024, the Bank issued $
750

million
5.909
% Fixed Rate Reset Limited Recourse Capital Notes, Series 5 NVCC (the “LRCNs”). The LRCNs

will bear interest at a rate of
5.909

per cent annually, payable quarterly,

for the initial period ending on, but excluding, January 1, 2030. Thereafter, the interest rate on the LRCNs will reset every
five years

at a rate
equal to the prevailing Government of Canada Yield plus 3.10 per cent. The LRCNs will mature on January 1, 2085. Concurrently with the issuance of the LRCNs, the

Bank issued
750,000

Non-Cumulative
5.909
% Fixed Rate Reset Preferred Shares, Series 32 NVCC (“Preferred Shares Series 32”). The Preferred

Shares Series 32 are eliminated on the Bank’s
Consolidated Financial Statements.
5

For Perpetual Subordinated Capital Notes (AT1), the amount

represents the Canadian dollar equivalent of the Singapore dollar notional amount.
6

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.